Significant accounting policies, judgements, estimates and assumptions - Updates to significant accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit (loss) before interest and taxation	$ 18,039	$ 18,082	$ (21,740)
Inventory holding gains (losses)	(1,351)	(3,655)	2,868
Other Business And Corporate, Non-Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit (loss) before interest and taxation	(26,737)	(89)	(817)
Inventory holding gains (losses)	$ 0	(259)	89
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		(348)	(728)
Net (favourable) adverse impact of adjusting items		1,685	(98)
Underlying replacement Cost Profit (Loss) Before Interest And Taxation		1,337	(826)
Taxation on underlying replacement cost profit		25	34
Underlying replacement cost profit before interest		1,362	(792)
Other Business And Corporate, Non-Segment [Member] | Previously stated [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit (loss) before interest and taxation		(2,777)	(579)
Inventory holding gains (losses)		0	0
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		(2,777)	(579)
Net (favourable) adverse impact of adjusting items		1,394	(303)
Underlying replacement Cost Profit (Loss) Before Interest And Taxation		(1,383)	(882)
Taxation on underlying replacement cost profit		294	37
Underlying replacement cost profit before interest		(1,089)	(845)
Operating segments | Rosneft | Previously stated [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Profit (loss) before interest and taxation		2,688	(238)
Inventory holding gains (losses)		(259)	89
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		2,429	(149)
Net (favourable) adverse impact of adjusting items		291	205
Underlying replacement Cost Profit (Loss) Before Interest And Taxation		2,720	56
Taxation on underlying replacement cost profit		(269)	(3)
Underlying replacement cost profit before interest		$ 2,451	$ 53